COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 29, 2022	Jun. 24, 2022	Dec. 31, 2021	Jul. 31, 2018
Product Liability Contingency [Line Items]
Letter of Credit description			On July 24, 2018, the Company renewed the letter of credit issued by City National Bank for the 42West office space in New York. The original letter of credit was for $677,354 and originally expired on August 1, 2018. This letter of credit renews automatically annually unless City National Bank notifies the landlord 60-days prior to the expiration of the bank’s election not to renew the letter of credit. In connection with the annual renewal in 2021, the letter of credit was reduced to $541,883. The Company granted City National Bank a security interest in bank account funds totaling $541,883 pledged as collateral for the letter of credit. The letter of credit commits the issuer to pay specified amounts to the holder of the letter of credit under certain conditions. If this were to occur, the Company would be required to reimburse the issuer of the letter of credit.
Amount paid for settlement of plan audit			$ 87,532
Payment for debt	$ 500,000	$ 500,000
Production Budget [Member]
Product Liability Contingency [Line Items]
Payment for debt		$ 1,500,000
Nonconvertible Notes Payable
Product Liability Contingency [Line Items]
Pension obligation				$ 87,532